Reverse Capitalization (Tables)	12 Months Ended
Dec. 31, 2023
Reverse Capitalization [Abstract]
Schedule of Net Proceeds Received from Business Combination	The net proceeds received from business combination is as follows:
2022
USD

Cash from reverse recapitalization from IPO Trust	102,075,880
Shares redeemed from the IPO Trust	(99,595,773)
Proceeds from reverse recapitalization	2,480,107

Cash from reverse recapitalization from PIPE Trust – net	30,427,800
Reverse recapitalization transaction costs	(9,470,709)
23,437,198

Schedule of Common Stock Issued	The number of shares of Common Stock issued immediately following the consummation of the Business Combination was as follows:
VMAC’s Public Shareholders, outstanding prior to the business combination	10,000,000
Less redemption of VMAC’s public shares	(9,757,033)
Net VMAC’s Public Shareholders	242,967

VMAC’s Initial Shareholders	2,830,000
Shares issued to PIPE	4,056,000
Share Based Payments (including 360,000 placement agent fee)	640,000
Sponsor, PIPE and Transaction Cost Shares issued	7,526,000

Anghami initial Shareholders	18,000,000

Total shares outstanding immediately after the Business Combination	25,768,967
Shares issued against exercise of warrants during 2022	236,687
Total shares outstanding as of December 31, 2022	26,005,654

Schedule of Fair Value of Net Assets
Fair value of net assets of VMAC comprising:	USD

Cash and cash equivalents	43,040,107
Trade Payables	(9,146,258)
Warrants Liabilities	(7,625,965)

26,267,884
Less: Fair value of consideration comprising:
7,478,964 Anghami Inc. ordinary shares issued at 10 USD	74,789,640

Share listing expenses recognised in profit or loss	48,521,756